Columbia Funds Series Trust II

225 Franklin Street

Boston, MA 02110

May 1, 2014

Ms. Deborah O’Neal-Johnson

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

RE:	Columbia Funds Series Trust II (the Registrant)

Columbia Mortgage Opportunities Fund

Post-Effective Amendment No. 107

File Nos. 333-131683 /811-21852

Dear Ms. O’Neal-Johnson:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced fund do not differ from that contained in Registrant’s Post-Effective Amendment No. 107 (Amendment). This Amendment was filed electronically on April 23, 2014.

If you have any questions regarding this filing, please contact either me at (617) 385-9536 or Patrick Gannon at (617) 385-9534.

Sincerely,

/s/ Ryan C. Larrenaga Ryan C. Larrenaga Assistant Secretary Columbia Funds Series Trust II